Accrued expenses and other liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accrued expenses and other liabilities
Interest payable			¥ 14,641
Professional service fees payable	¥ 4,547		7,007
Payables to financial partners	3,311		5,713
Payables to non-performing assets disposal companies	6,139		5,627
Payable to business partner on behalf a third party	4,514		4,514
Deferred government grants			3,000
Payroll Payable	1,402		2,947
Deferred service fee	1,535		1,714
Contractual penalty payable			2,000
Other payable	139,341
Others	4,283		5,114
Total	¥ 165,072	$ 23,306	¥ 52,277